Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000061454 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061454 [Member] | US Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000061454 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000061454 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000061454 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000061454 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061453 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061453 [Member] | US Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000061453 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000061453 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000061453 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000061453 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%